Revenue Recognition For Long-Term Contracts (Schedule Of Notes And Accounts Receivable) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less than 1 year	¥ 12,040	¥ 12,794
1-2 years	1,856	789
Over 2 years	2
Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less than 1 year	633	241
Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less than 1 year	11,407	12,553
1-2 years	1,856	789
Over 2 years	¥ 2